Right of Use Asset and Lease Liability (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [Abstract]
Interest expense on lease liabilities	$ 103	$ 127	$ 332	$ 407